Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 17, 2019
Balance (in Shares) at Dec. 17, 2019
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		8,625,000
Net income (loss)				(9,039)	(9,039)
Balance at Dec. 31, 2019		$ 863	24,137	(9,039)	15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Net income (loss)				(58,999)	(58,999)
Balance at Mar. 31, 2020		$ 863	24,137	(68,038)	(43,038)
Balance (in Shares) at Mar. 31, 2020		8,625,000
Balance at Dec. 31, 2019		$ 863	24,137	(9,039)	15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Balance at Dec. 31, 2019		$ 863	24,137	(9,039)	15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Balance at Dec. 31, 2019		$ 863	24,137	(9,039)	15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Sale of units in initial public offering, less fair value of Public Warrant	$ 3,000		285,297,000		285,300,000
Sale of units in initial public offering, less fair value of Public Warrant (in Shares)	30,000,000
Forfeiture of Class B ordinary shares		$ (113)	113
Forfeiture of Class B ordinary shares (in Shares)		(1,125,000)
Offering costs			(16,506,688)		(16,506,688)
Ordinary shares subject to possible redemption	$ (2,273)		(227,264,937)		(227,267,210)
Ordinary shares subject to possible redemption (in Shares)	(22,726,721)
Net income (loss)				(36,542,055)	(36,542,055)
Balance at Dec. 31, 2020	$ 727	$ 750	41,549,624	(36,551,094)	5,000,008
Balance (in Shares) at Dec. 31, 2020	7,273,279	7,500,000
Balance at Mar. 31, 2020		$ 863	24,137	(68,038)	(43,038)
Balance (in Shares) at Mar. 31, 2020		8,625,000
Balance at Dec. 31, 2020	$ 727	$ 750	41,549,624	(36,551,094)	5,000,008
Balance (in Shares) at Dec. 31, 2020	7,273,279	7,500,000
Measurement adjustment on redeemable ordinary shares	$ (727)		(41,549,625)	(31,256,083)	(72,806,435)
Measurement adjustment on redeemable ordinary shares	(7,273,279)
Net income (loss)				31,869,620	31,869,620
Balance at Mar. 31, 2021		$ 750		$ (35,937,557)	$ (35,936,807)
Balance (in Shares) at Mar. 31, 2021		7,500,000